UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Michael F. Price
Address:          c/o MFP Investors LLC
                  667 Madison Ave.
                  25th Floor
                  New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael F. Price
Title:            Investment Manager
Phone:            (212) 752-7280

Signature, Place, and Date of Signing:

      /s/ Michael F. Price                    New York, NY          8/10/12
      --------------------------              ------------          -------
      [Signature]                             [City, State]            Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1
                                                       --

Form 13F Information Table Entry Total:               106
                                                      ---

Form 13F Information Table Value Total:          $692,211
                                                 --------
                                              (thousands)

List of Other Included Managers:

1     MFP Investors LLC




                                                       SHRS
                                                       OR
                                                       SHRS
                                                       OR                                                      VOTING AUTHORITY
NAME OF            TITLE OF                 VALUE      PRN      SH/    PUT/    INVESTMENT    OTHER      ---------------------------
ISSUER             CLASS        CUSIP      (x$1000)    AMT      PRN    CALL    DISCRETION    MANAGERS     SOLE     SHARED      NONE
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------

TYCO
International
Ltd.               SHS          H89128104     4,558      86,250  SH            SOLE          1            86,250
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
ALCO Stores
Inc.               COM          001600105     2,315     264,919  SH            SOLE          1           264,919
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Alleghany
Corp.              COM          017175100    29,913      88,044  SH            SOLE          1            88,044
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Allscripts
Healthcare
Solutn             COM          01988P108     4,372     400,000  SH            SOLE          1           400,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
American River
Bankshares         COM          029326105     1,522     209,008  SH            SOLE          1           209,008
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
BRT Realty         SH BEN
Trust              INT NEW      055645303     1,094     168,369  SH            SOLE          1           168,369
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
The Bancorp
Bank               COM          05969F104     2,263     240,000  SH            SOLE          1           240,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Bank of
America
Corporation        COM          060505104     1,162     142,027  SH            SOLE                      142,027
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Barnes & Noble
Inc.               COM          067774109     9,496     576,900  SH            SOLE          1           576,900
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Becton,
Dickinson &
Co.                COM          075887109    18,127     242,500  SH            SOLE          1           242,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Big 5 Sporting
Goods Corp.        COM          08915P101     2,671     353,414  SH            SOLE          1           353,414
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Boeing Co.         COM          097023105     1,486      20,000  SH            SOLE                       20,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Boston
Scientific Corp.   COM          101137107     3,409     601,300  SH            SOLE          1           601,300
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Bridgepoint Ed
Inc.               COM          10807M105     5,982     274,390  SH            SOLE          1           274,390
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
                   COM
CIT Group Inc.     NEW          125581801    10,247     287,500  SH            SOLE          1           287,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
CNO Financial
Group Inc.         COM          12621E103     4,314     553,094  SH            SOLE          1           553,094
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
                   COM
Cache, Inc.        NEW          127150308    10,137   2,203,749  SH            SOLE          1         2,203,749
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Cape Bancorp
Inc.               COM          139209100     1,770     213,000  SH            SOLE          1           213,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Capitol Federal
Financial Inc.     COM          14057J101     2,317     195,000  SH            SOLE          1           195,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Castle A M &
Co.                COM          148411101     1,501     141,359  SH            SOLE          1           141,359
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
                   COM
Citigroup Inc.     NEW          172967101    21,968     801,454  SH            SOLE          1           801,454
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Clearwater
Paper Corp.        COM          18538R103     2,414      70,739  SH            SOLE          1            70,739
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Colfax Corp.       COM          194014106     3,308     120,000  SH            SOLE          1           120,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
ConocoPhillips     COM          20825C104    19,362     346,500  SH            SOLE          1           346,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Cott Corp Que      COM          22163N106     9,198   1,120,345  SH            SOLE          1         1,120,345
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Courier
Corporation        COM          222660102       464      35,000  SH            SOLE          1            35,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Cubist
Pharmaceuticals
Inc.               COM          229678107     6,919     182,500  SH            SOLE          1           182,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Dell Inc.          COM          24702R101     1,376     110,000  SH            SOLE          1           110,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Destination
Maternity Corp.    COM          25065D100       753      34,878  SH            SOLE          1            34,878
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
DigitalGlobe       COM
Inc.               NEW          25389M877       872      57,500  SH            SOLE          1            57,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Education
Management
Corp               COM          28140M103     1,230     177,000  SH            SOLE          1           177,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Elan plc           ADR          284131208    13,642     935,000  SH            SOLE          1           935,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Enzon
Pharmaceuticals
Inc.               COM          293904108     5,187     755,000  SH            SOLE          1           755,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Exelis Inc         COM          30162A108     4,220     428,000  SH            SOLE          1           428,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Exxon Mobil
Corp.              COM          30231G102     1,027      12,000  SH            SOLE                       12,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Farmer Bros
Co.                COM          307675108     2,681     336,833  SH            SOLE          1           336,833
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
First Conn
Bancorp Inc.       COM          319850103       620      45,960  SH            SOLE          1            45,960
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Forest City
Enterprises Inc.   CL A         345550107    14,600   1,000,000  SH            SOLE          1         1,000,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Franklin
Financial Corp
VA                 COM          35353C102    11,742     713,798  SH            SOLE          1           713,798
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
GAMCO
Investors Inc.     COM          361438104     3,205      72,200  SH            SOLE          1            72,200
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Gencorp Inc.       COM          368682100     4,972     763,794  SH            SOLE          1           763,794
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
General Electric
Co.                COM          369604103     1,563      75,000  SH            SOLE                       75,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Getty Realty
Corp.              COM          374297109     1,366      71,318  SH            SOLE          1            71,318
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Goldman Sachs
Group Inc.         COM          38141G104     3,834      40,000  SH            SOLE          1            40,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Goodrich Corp.     COM          382388106    20,304     160,000  SH            SOLE          1           160,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Great Florida
Bk Miami
Lakes Fla          CL A         390528107         8      28,469  SH            SOLE                       28,469
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
GulfMark           CL A
Offshore, Inc.     NEW          402629208    18,501     543,500  SH            SOLE          1           543,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Gyrodyne Co.
America Inc.       COM          403820103     3,937      34,445  SH            SOLE          1            34,445
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Hardinge, Inc.     COM          412324303     3,052     335,368  SH            SOLE          1           335,368
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Harris Corp Del    COM          413875105    15,485     370,000  SH            SOLE          1           370,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Heritage
Commerce
Corp.              COM          426927109     8,320   1,280,000  SH            SOLE          1         1,280,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Heritage Oaks
Bancorp            COM          42724R107     6,498   1,166,575  SH            SOLE          1         1,166,575
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Hewlett
Packard Co         COM          428236103    16,390     815,000  SH            SOLE          1           815,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Hilltop
Holdings, Inc.     COM          432748101     3,068     297,600  SH            SOLE          1           297,600
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Hospira Inc.       COM          441060100     8,308     237,500  SH            SOLE          1           237,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Hudson City
Bancorp            COM          443683107     8,382   1,315,800  SH            SOLE          1         1,315,800
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Hugoton RTY        UNIT
TR TEX             BEN INT      444717102       273      35,000  SH            SOLE                       35,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Huntsman
Corp.              COM          447011107     4,917     380,000  SH            SOLE          1           380,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
                   COM
ITT Corp New       NEW          450911201     4,533     257,550  SH            SOLE          1           257,550
-----------------  -----------  ---------  --------  ---------  ---    ----    ----------    --------     ----     ------      ----
Intel Corp.        COM          458140100    35,578   1,335,000  SH            SOLE          1         1,335,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Investors
Bancorp Inc.       COM          46146P102     1,509     100,000  SH            SOLE          1           100,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Janus Capital
Group Inc.         COM          47102X105    14,154   1,810,000  SH            SOLE          1         1,810,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Johnson &
Johnson            COM          478160104     3,040      45,000  SH            SOLE                       45,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Johnson
Outdoors Inc.      CL A         479167108     7,842     380,666  SH            SOLE          1           380,666
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Kaiser
Aluminum           COM PAR
Corp.              $0.01        483007704    15,759     304,002  SH            SOLE          1           304,002
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Kemper Corp.
Del                COM          488401100     4,136     134,504  SH            SOLE          1           134,504
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
LHC Group Inc      COM          50187A107     1,230      72,500  SH            SOLE          1            72,500
-----------------  -----------  ---------  --------  ---------  ---    ----    ----------    --------     ----     ------      ----
Lakes
Entertainment,
Inc.               COM          51206P109       223      76,767  SH            SOLE          1            76,767
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Lincare
Holdings Inc.      COM          532791100     7,484     220,000  SH            SOLE          1           220,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Lydall Inc.        COM          550819106       630      46,600  SH            SOLE          1            46,600
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
MVC Capital
Inc.               COM          553829102     2,155     166,400  SH            SOLE          1           166,400
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
McGraw Hill
Companies Inc.     COM          580645109    22,500     500,000  SH            SOLE          1           500,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Mercer
International
Inc.               COM          588056101       134      23,400  SH            SOLE          1            23,400
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
National Fuel
Gas Co N J         COM          636180101     4,637      98,700  SH            SOLE          1            98,700
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
National Presto
Industries, Inc.   COM          637215104     6,762      96,924  SH            SOLE          1            96,924
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Northeast          COM
Bancorp            NEW          663904209     2,205     260,000  SH            SOLE          1           260,000
-----------------  -----------  ---------  --------  ---------  ---    ----    ----------    --------     ----     ------      ----
Old Republic
Intl Corp.         COM          680223104       175      21,093  SH            SOLE                       21,093
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
OmniAmerican
Bancorp Inc        COM          68216R107     6,429     300,000  SH            SOLE          1           300,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
One Liberty
Properties Inc     COM          682406103     2,935     155,876  SH            SOLE          1           155,876
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Peapack
Gladstone
Financial Corp.    COM          704699107        62       4,029  SH            SOLE                        4,029
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Penny JC Inc.      COM          708160106    18,648     800,000  SH            SOLE          1           800,000
-----------------  -----------  ---------  --------  ---------  ---    ----    ----------    --------     ----     ------      ----
Pfizer Inc.        COM          717081103    16,148     702,100  SH            SOLE          1           702,100
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Phillips 66        COM          718546104     1,778      53,500  SH            SOLE                       53,500
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Presidential
Life Corp.         COM          740884101     1,580     160,700  SH            SOLE          1           160,700
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Prudential
Bancorp Inc.
PA                 COM          744319104       521      95,200  SH            SOLE          1            95,200
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Quanex
Building
Products           COM          747619104     1,777      99,400  SH            SOLE          1            99,400
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Quantum Corp       COM          747906204       812     400,000  SH            SOLE          1           400,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Resolute Forest
Products Inc.      COM          76117W109     4,632     400,000  SH            SOLE          1           400,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Royal Dutch        Spon ADR
Shell PLC          A            780259206       998      14,800  SH            SOLE                       14,800
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Ruths
Hospitality
Group Inc.         COM          783332109    14,476   2,193,267  SH            SOLE          1         2,193,267
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Safeguard          COM
Scientifics, Inc.  NEW          786449207     1,695     109,506  SH            SOLE          1           109,506
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
                   RIGHT
Sanofi             12/31/2020   80105N113     6,204   4,400,000  SH            SOLE          1         4,400,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
SeaChange Intl
Inc.               COM          811699107     2,074     252,000  SH            SOLE          1           252,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Seacor
Holdings Inc.      COM          811904101       831       9,300  SH            SOLE          1             9,300
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Smart
Technologies       CL A SUB
Inc                VTG          83172R108     1,136     624,400  SH            SOLE          1           624,400
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
SunCoke
Energy Inc.        COM          86722A103       933      63,655  SH            SOLE          1            63,655
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Symetra
Financial Corp.    COM          87151Q106    22,590   1,790,000  SH            SOLE          1         1,790,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Tejon Ranch
Co.                COM          879080109    14,937     521,900  SH            SOLE          1           521,900
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Textron, Inc.      COM          883203101     3,482     140,000  SH            SOLE          1           140,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Ubiquiti
Networks, Inc.     COM          90347A100       103       7,235  SH            SOLE                        7,235
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Verifone
Systems Inc.       COM          92342Y109     6,122     185,000  SH            SOLE          1           185,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Visteon            COM
Corporation        NEW          92839U206     2,813      75,000  SH            SOLE          1            75,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
West Coast
Bancorp Ore.
New                COM          952145100    33,543   1,707,000  SH            SOLE          1         1,707,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Wilshire
Bancorp            COM          97186T108     4,376     800,000  SH            SOLE          1           800,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Wright Medical
Group Inc.         COM          98235T107    10,675     500,000  SH            SOLE          1           500,000
-----------------  -----------  ---------  --------  ---------  ---    ----  ------------  ----------  ---------  -------  --------
Xylem Inc.         COM          98419M100     2,593     103,000  SH            SOLE                      103,000
